Inventory (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Inventory costs	$ 101
Impairment in drug product	106
Cost of sales	$ 410	$ 2,104